Schedule of Total Selling, General and Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Operating Units Selling, G&A	$ 56,110	$ 49,326	$ 50,175
Corporate G&A	37,193	30,751	24,552
Total selling, general and administrative expenses	$ 93,303	$ 80,077	$ 74,727